Real Estate Properties Held for Lease, Net - Additional Information (Detail) - Real Estate Properties Held For Lease - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 3.9	$ 3.9	$ 4.1	$ 3.5	$ 0.6	$ 0.0
Real estate property held for lease pledged to bank to obtain loan facilities	$ 145.3	$ 149.8	$ 155.3	$ 160.1	$ 88.1